Document and Entity Information	Feb. 04, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 04, 2020
Entity Registrant Name	EATON CORPORATION plc
Entity Incorporation, State or Country Code	L2
Entity File Number	000-54863
Entity Tax Identification Number	98-1059235
Entity Address, Address Line One	Eaton House, 30 Pembroke Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 Y0C2
City Area Code	353
Local Phone Number	1637 2900
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001551182
Title of 12(b) Security	Ordinary shares ($0.01 par value)
Trading Symbol	ETN
Security Exchange Name	NYSE